EQUITY AND REMUNERATION TO SHAREHOLDERS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions				1 Months Ended							12 Months Ended
	Dec. 14, 2022	Jun. 07, 2022	Apr. 30, 2021	Dec. 27, 2022	Dec. 22, 2022	Dec. 21, 2022	Sep. 23, 2022	Sep. 20, 2022	Jun. 24, 2022	Mar. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 29, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share capital											R$ 11,007	R$ 8,467
Issuance of shares											2,201,370,688	1,693,362,068		1,518,752,601
Nominal Value													R$ 5.00
Earning per share (in dollars per share)											R$ 1.86	R$ 2.22
Net profit share											R$ 3,217
Unrealized profit reserve			R$ 127								835
Incentives tax reserve											26	R$ 21
Prior periods adjustments			R$ 835
Description of allocation of net income			R$205 will be held in Stockholders’ equity in the Legal Reserve, as established in Brazilian corporate Law 6,404/1976.
Description of allocation of net income			R$2,232 as minimum mandatory dividends, to the Company’s shareholders, to be paid in two equal installments, by June 30 and December 30, 2023, as follows:
Income tax amount											R$ (26)	(946)
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Amount of remuneration	R$ 399	R$ 353			R$ 516			R$ 472		R$ 245
Income tax amount				R$ 41		R$ 38	R$ 44		R$ 32
Equity interest rate											15.00%
Restated [member]
IfrsStatementLineItems [Line Items]
Share capital											R$ 8,467		R$ 11,007
Issuance of shares													508,008,620
Profit reserve exceed share capital												R$ 1,523
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares											735,847,624	566,036,634		507,670,289
Preference shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares											1,465,523,064	1,127,325,434		1,011,082,312
Number of shares issued													338,197,630
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares													169,810,990
Nominal Value											R$ 5.00